T. ROWE PRICE Retirement 2040 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 9.8%
T. Rowe Price Funds:
New Income Fund  866,660 204,143 72,602 127,423,064 1,021,933
U.S. Treasury Long-Term Index
Fund  402,540 103,002 44,931 64,939,254 483,797
International Bond Fund (USD
Hedged)  298,561 85,685 25,284 42,964,585 367,347
Dynamic Global Bond Fund  193,825 45,666 14,162 29,374,917 230,593
Emerging Markets Bond Fund  121,106 26,576 7,891 15,351,952 143,541
High Yield Fund  124,503 18,127 10,908 22,658,289 135,270
Floating Rate Fund  43,272 14,144 5,720 5,553,121 51,533
Limited Duration Inflation Focused
Bond Fund  54,428 5,508 57,435 395,437 1,855
Total Bond Mutual Funds (Cost $2,652,474) 2,435,869
EQUITY MUTUAL FUNDS 89.4%
T. Rowe Price Funds:
Value Fund  3,512,455 338,576 252,732 75,635,373 3,589,655
Growth Stock Fund  3,323,183 258,263 375,501 31,375,408 3,332,696
U.S. Large-Cap Core Fund  2,358,302 181,688 161,259 56,691,926 2,369,155
Equity Index 500 Fund  2,322,069 39,130 214,858 15,013,225 2,354,224
Overseas Stock Fund  1,769,332 122,274 74,395 135,393,337 1,815,625
International Value Equity Fund  1,706,223 72,223 70,509 95,540,706 1,771,325
International Stock Fund  1,503,233 75,190 69,297 75,529,568 1,552,133
Real Assets Fund  1,416,372 97,242 83,662 96,839,757 1,422,576
Mid-Cap Growth Fund  828,082 100,214 69,741 8,122,924 806,119
Mid-Cap Value Fund  789,008 111,739 65,417 24,248,779 787,115
Emerging Markets Discovery Stock
Fund  624,482 31,968 29,332 45,019,873 637,481
Emerging Markets Stock Fund  482,039 82,356 22,215 16,006,569 542,142
Small-Cap Value Fund  464,756 51,631 30,638 9,075,247 478,084
Small-Cap Stock Fund  494,532 82,547 132,668 7,381,439 416,977
New Horizons Fund (2) 332,734 20,693 27,357 5,915,350 330,905
Total Equity Mutual Funds (Cost $15,545,683) 22,206,212
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,921 315,350 315,225 30,342 2,948
Total Other Mutual Funds (Cost $3,035) 2,948
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds  0.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 247,858 678,564 740,947 185,474,539 185,475

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.9%
(continued)
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 4.26%,
3/18/25 (4) 30,000,000 29,947
Total Short-Term Investments (Cost $215,415) 215,422
Total Investments in Securities 100.1%
(Cost $18,416,607) $ 24,860,451
Other Assets Less Liabilities (0.1)% (14,041)
Net Assets 100.0% $ 24,846,410
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 301 MSCI EAFE Index contracts 3/25 (36,565) $ 9
Short, 600 Russell 2000 E-Mini Index contracts 3/25 (64,959) 6,585
Short, 423 S&P 500 E-Mini Index contracts 3/25 (126,123) 3,701
Net payments (receipts) of variation margin to date (12,770)
Variation margin receivable (payable) on open futures contracts $ (2,475)

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (408) $ 5,264 $ 6,020
Emerging Markets Bond Fund  (91) 3,750 6,754
Emerging Markets Discovery Stock Fund  2,460 10,363 26,026
Emerging Markets Stock Fund  428 (38) 10,417
Equity Index 500 Fund  80,597 207,883 24,466
Floating Rate Fund  35 (163) 2,701
Growth Stock Fund  324,292 126,751 6,862
High Yield Fund  (347) 3,548 7,217
International Bond Fund (USD Hedged)  (817) 8,385 9,523
International Stock Fund  12,602 43,007 27,602
International Value Equity Fund  14,010 63,388 56,453
Limited Duration Inflation Focused Bond Fund  2,337 (646) 273
Mid-Cap Growth Fund  86,133 (52,436) 5,298
Mid-Cap Value Fund  96,978 (48,215) 15,777
New Horizons Fund  14,075 4,835 —
New Income Fund  (4,082) 23,732 35,674
Overseas Stock Fund  14,173 (1,586) 56,225
Real Assets Fund  5,645 (7,376) 34,411
Small-Cap Stock Fund  76,230 (27,434) 6,674
Small-Cap Value Fund  42,121 (7,665) 7,696
Transition Fund  (3,963) (98) —
U.S. Large-Cap Core Fund  171,147 (9,576) 27,610
U.S. Treasury Long-Term Index Fund  (11,726) 23,186 13,599
Value Fund  288,814 (8,644) 61,235
U.S. Treasury Money Fund, 4.44% — — 7,666
Totals $ 1,210,643# $ 360,215 $ 456,179+

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $876,943 of the net realized gain (loss).
+ Investment income comprised $456,179 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2040 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2040 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 2,435,869 $ — $ — $ 2,435,869
Equity Mutual Funds 22,206,212 — — 22,206,212
Other Mutual Funds 2,948 — — 2,948
Short-Term Investments 185,475 29,947 — 215,422
Total Securities 24,830,504 29,947 — 24,860,451
Futures Contracts* 10,295 — — 10,295
Total $ 24,840,799 $ 29,947 $ — $ 24,870,746
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2040 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F143-054Q3 02/25